K&L Gates LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

December 21, 2010

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

Re: EQ	Advisors Trust (File No. 811-07953) – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder is a registration statement for the Trust on Form N-14 (the “Registration Statement”). The Registration Statement includes a Notice of Special Meeting of Shareholders of the EQ/Capital Guardian Growth Portfolio and the EQ/Lord Abbett Growth and Income Portfolio, each a series of the Trust (together, the “Acquired Portfolios”), a Combined Proxy Statement and Prospectus, a Statement of Additional Information and a Form of Proxy relating to the special meeting of shareholders of the Acquired Portfolios (the “Meeting”). The Meeting is being held to request shareholder approval of the reorganization of each of the Acquired Portfolios into certain other series of the Trust.

Pursuant to Rule 488 under the 1933 Act, this Registration Statement will become effective 30 days after today.

This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or Andrea Ottomanelli Magovern at (202) 778-9178.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosures

cc:	Patricia Louie, Esq.
William MacGregor, Esq.
AXA Equitable Life Insurance Company

Clifford J. Alexander, Esq.
Andrea Ottomanelli Magovern, Esq.
Sarah E. Connolly, Esq.
K&L Gates LLP